Equity accounted investments - Summary of Financial Statements of Peregrine (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 88,984	R 89,679	[1]	R 81,119
Current assets	60,753	48,409	[1]	61,822
Non-current liabilities	(71,412)	(68,848)	[1]	(54,927)
Current liabilities	(34,158)	(20,951)	[1]	(36,407)
Equity-accounted investments	6,560	7,323	[1]	7,148
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	(11)	570		564
Reconciling items	1,202	690		683
Equity-accounted investments	R 1,191	1,260		1,247	R 1,160
Proportion of ownership interest in associate	20.00%
Separate | Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 596	2,859		2,830
Current assets	74	0		0
Non-current liabilities	(679)	(10)		(9)
Current liabilities	(46)	0		0
Net assets (liabilities)	R (55)	R 2,849		R 2,821

[1]	Amount for 31 December 2024 was revised (see note 16.2)